SUMMARY OF OPERATING LOSS CARRYFORWARDS (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 745,161
Operating Loss Carry Forwards Expiring 2024 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	277,140
Operating Loss Carry Forwards Expiring 2025 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	162,394
Operating Loss Carry Forwards Expiring 2026 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	20,002
Operating Loss Carry Forwards Expiring 2027 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	145,181
Operating Loss Carry Forwards Expiring 2028 and Onwards [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 140,444